STOCK OPTIONS AND WARRANTS (Details 2b) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Options Outstanding
Outstanding	12,379,593	3,993,258	3,870,387
Exercised
Granted		8,859,131	245,739
Forfeited		(472,796)	(122,868)
Expired
Outstanding		12,379,593	3,993,258
Weighted average exercise price
Outstanding Weighted Average Exercise Prices	$ .37	$ 0.70	$ .69
Exercised
Granted		$ .34	$ 1.10
Forfeited		$ .52	$ 1.02
Expired
Outstanding Weighted Average Exercise Prices		$ .37	$ 0.70
Equity Option [Member]
Options Outstanding
Outstanding	12,379,593
Exercised
Granted
Forfeited
Expired
Outstanding	12,379,593	12,379,593
Weighted average exercise price
Outstanding Weighted Average Exercise Prices	$ 0.37
Exercised
Granted
Forfeited
Expired
Outstanding Weighted Average Exercise Prices	$ 0.37	$ 0.37